Accrued Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Compensation Related Costs [Abstract]
Unpaid principal amounts are shown as Long-Term Liabilities

The respective interest amounts are included in Accrued Interest, under the Long-Term Liabilities.

	Accrued Compensation	Accrued Interest

Balance as at December 31, 2012	$1,010,096	$442,638
Additions 2013	50,000	29,315
Subtractions 2013	—	—
Balance as at March 31, 2013	$1,060,096	$471,953

The unpaid principal amounts are shown as Long-Term Liabilities on the consolidated balance sheet

	Accrued Compensation	Accrued Interest

Balance as at December 31, 2010	$645,096	$268,467
Additions 2011	200,000	83,211
Subtractions 2011	(35,000)	(12,355)
Balance as at December 31, 2011	810,096	339,323
Additions 2012	200,000	103,315
Balance as at December 31, 2012	$1,010,096	$442,638